Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
LONG-TERM INVESTMENTS — 88.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 71.8%
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 2.45%, 12/26/46 (a),(b),(c)	$22,162,790	$21,481,568
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 2.21%, 09/15/35 (a),(b),(c)	917,000	900,528
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.38%, 09/11/38 (a),(b),(c)	549,575	271,474
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class D, 4.88%, 09/10/45 (a),(b),(c)	4,258,000	3,493,372
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.59%, 03/10/47 (a),(b),(c)	100,000	76,926
Cold Finance plc,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 2.01%, 08/20/29 (b),(d)	£229,272	315,479
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 2.56%, 08/20/29 (b),(d)	755,307	1,031,074
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 3.61%, 08/20/29 (b),(d)	773,172	1,049,204
COMM Mortgage Trust, Series 2014-CR14, Class D, 4.62%, 02/10/47 (a),(b),(c)	$635,000	592,186
COMM Mortgage Trust,
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (a),(b),(c)	216,000	186,149
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (a),(b),(c)	147,000	119,673
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class D, 3.89%, 02/10/49 (b)	688,000	684,165
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a)	13,754,000	8,267,587
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a),(c)	5,951,000	2,951,605
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a),(c)	9,169,000	4,051,812
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a),(c)	15,121,412	3,744,059
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (c)	6,763,405	3,726,111
Commercial Mortgage Trust,
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b)	9,423,992	8,824,925
Series 2013-CR8, Class F, 4.00%, 06/10/46 (a),(b),(c)	3,009,000	2,373,968
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 3.76%, 08/15/31 (a),(b),(c)	15,822,081	13,768,992
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 4.61%, 08/15/31 (a),(b),(c)	10,258,220	7,849,890
Commercial Mortgage Trust, Series 2014-UBS6, Class D, 3.95%, 12/10/47 (a),(b)	658,000	532,036
Commercial Mortgage Trust, Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(c)	4,797,000	3,634,273
Commercial Mortgage Trust,
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a),(c)	7,180,000	5,320,119
Series 2015-CR23, Class F, 4.29%, 05/10/48 (a),(b),(c)	1,170,000	673,350
Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.25%, 07/10/48 (a)	9,077,000	6,298,177
Commercial Mortgage Trust, Series 2016-DC2, Class D, 3.88%, 02/10/49 (a),(b)	877,000	773,402
CoreVest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (a),(c)	933,000	989,164
CoreVest American Finance Trust,
Series 2019-1, Class D, 4.82%, 03/15/52 (a),(c)	377,000	394,122
Series 2019-1, Class E, 5.49%, 03/15/52 (a),(c)	202,000	206,790
CoreVest American Finance Trust,
Series 2019-2, Class D, 4.22%, 06/15/52 (a),(c)	195,000	204,889
Series 2019-2, Class E, 5.22%, 06/15/52 (a),(b),(c)	234,000	232,191
CoreVest American Finance Trust,
Series 2019-3, Class D, 3.76%, 10/15/52 (a),(c)	106,000	102,856
Series 2019-3, Class E, 4.77%, 10/15/52 (a),(b),(c)	140,000	143,332
CoreVest American Finance Trust, Series 2020-1, Class E, 4.68%, 03/15/50 (a),(b),(c)	100,000	100,325
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.18%, 06/15/39 (b),(c)	22,174	10,225
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.07%, 08/15/38 (a),(b),(c)	1,397,407	1,296,386
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (c)	3,310,171	657,850
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (a),(b),(c)	5,842,000	4,518,650
Series 2015-C4, Class G, 3.50%, 11/15/48 (a),(b),(c)	5,786,000	3,901,259
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class D, 2.50%, 09/15/52 (a),(c)	410,000	338,566
European Loan Conduit,
Series 31, Class D, 3 mo. EURIBOR + 2.30%, 2.30%, 10/26/28 (b),(d),(h)	€1,528,102	1,785,449

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Series 31, Class E, 3 mo. EURIBOR + 3.25%, 3.25%, 10/26/28 (b),(d),(h)	€6,861,628	$7,966,307
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b),(c)	$14,400	14,015
GS Mortgage Securities Corp. II, Series 2006-CC1, Class A, 5.33%, 03/21/46 (a),(b),(c)	399,947	369,375
GS Mortgage Securities Corp. II, Series 2013-GC10, Class E, 4.40%, 02/10/46 (a),(b),(c)	1,305,000	1,087,578
GS Mortgage Securities Corp. II, Series 2018-GS10, Class E, 3.00%, 07/10/51 (a),(b),(c)	501,000	432,061
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (c)	2,297,000	102,357
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.74%, 11/10/45 (a),(b)	5,250,422	4,329,459
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 4.96%, 04/10/47 (a),(b),(c)	3,875,000	2,172,880
GS Mortgage Securities Trust, Series 2014-GC24, Class C, 4.53%, 09/10/47 (b)	843,000	727,974
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (a),(b),(c),(h)	192,000	189,251
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 2.61%, 05/15/34 (a),(b)	1,086,000	961,247
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class C, 1 mo. USD LIBOR + 3.03%, 3.14%, 11/15/31 (a),(b)	207,127	203,254
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.12%, 08/15/48 (b)	602,000	536,012
Series 2015-C31, Class E, 4.62%, 08/15/48 (a),(b)	4,934,000	3,455,111
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, 4.15%, 11/15/48 (b)	2,250,000	1,687,934
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class F, 4.61%, 12/15/48 (a),(b),(c)	4,285,000	3,428,845
Series 2015-C33, Class G, 4.61%, 12/15/48 (a),(b),(c)	7,618,000	3,963,699
Series 2015-C33, Class NR, 4.61%, 12/15/48 (a),(b),(c)	11,426,606	4,646,042
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.11%, 03/15/39 (b),(c)	360,969	361,804
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38	3,463,302	1,207,632
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/16/23 (b),(d),(h)	€8,060,060	9,094,065
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/16/23 (b),(d),(h)	8,707,345	9,517,376
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(c)	$1,098,019	586,186
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(c)	1,246,409	665,405
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class D, 3.00%, 11/15/49 (a),(b)	856,000	644,941
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a)	688,000	558,418
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(c)	3,445,854	2,960,487
Morgan Stanley Capital I Trust, Series 2006-T23, Class E, 6.23%, 08/12/41 (a),(b),(c)	1,328,000	1,181,152
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 2.86%, 06/15/35 (a),(b),(c)	311,000	291,819
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 3.86%, 06/15/35 (a),(b),(c)	750,000	693,955
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.16%, 02/15/33 (a),(b),(c)	108,000	101,093
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 2.86%, 07/15/36 (a),(b),(c)	108,000	106,248
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.61%, 07/15/36 (a),(b),(c)	110,000	106,663
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (a),(c)	347,000	339,229
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (a),(c)	100,000	95,326
ReadyCap Commercial Mortgage Trust, Series 2019-6, Class D, 4.77%, 10/25/52 (a),(b),(c)	226,000	217,375
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 4.84%, 10/10/48 (a),(b),(c)	1,866,000	1,458,587
Taurus,
Series 2018-IT1, Class D, 3 mo. EURIBOR + 3.35%, 3.35%, 05/18/30 (b),(h)	€1,473,158	1,645,864
Series 2018-IT1, Class E, 3 mo. EURIBOR + 4.50%, 4.50%, 05/18/30 (b),(h)	1,473,158	1,623,925
Velocity Commercial Capital Loan Trust,
Series 2019-2, Class M5, 4.93%, 07/25/49 (a),(b),(c)	$220,250	215,630
Series 2019-2, Class M6, 6.30%, 07/25/49 (a),(b),(c)	409,611	400,093
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.96%, 12/15/47 (a),(b),(c)	299,000	264,639
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR, Class F, 4.56%, 09/15/31 (a),(b)	1,045,000	941,012

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (a),(b),(c)	$943,000	$773,300

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $204,942,419)		190,199,783

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B2, 6.29%, 03/25/49 (a),(b),(c)	113,000	115,195
Deephave Residential Mortgage Trust, Series 2019-2A, Class B2, 5.79%, 04/25/59 (a),(b),(c)	2,947,000	2,877,677
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B2, 5.66%, 07/25/59 (a),(b),(c)	422,000	427,236
Ellington Financial Mortgage Trust, Series 2019-2, Class B1, 4.07%, 11/25/59 (a),(b),(c)	165,000	166,167
GCAT Trust, Series 2019-NQM2, Class B1, 4.01%, 09/25/59 (a),(b),(c)	100,000	100,281
Homeward Opportunities Fund, Series 2019-1, Class B1, 4.80%, 01/25/59 (a),(b)	2,256,000	2,276,889
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (a),(c)	1,484,000	1,462,799
LHOME Mortgage Trust, Series 2019-RTL2, Class M, 6.05%, 03/25/24 (a),(b),(c)	500,000	481,050
LHOME Mortgage Trust, Series 2019-RTL2 SEQ, Class A2, 4.34%, 03/25/24 (a),(b),(c)	674,000	673,340
SG Residential Mortgage Trust, Series 2019-3 SEQ, Class B1, 4.08%, 09/25/59 (a),(b),(c)	100,000	100,058
Spruce Hill Mortgage Loan Trust, Series 2018-SH1, Class B1, 4.99%, 04/29/49 (a),(b)	1,972,000	1,998,567
Verus Securitization Trust, Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (a),(c)	275,000	277,163
Verus Securitization Trust, Series 2019-INV2, Class B1, 4.45%, 07/25/59 (a),(b),(c)	288,000	289,154

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $11,301,437)		11,245,576

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
California Housing Finance, Rev., Series 2019 X, 0.29%, 01/15/35 (b),(c),(e)	7,103,148	153,828
CoreVest American Finance Trust, Series 2019-2, Class XA, 2.38%, 06/15/52 (a),(b),(c),(e)	4,348,158	375,379
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.12%, 10/15/32 (a),(b),(c),(e)	92,814,500	137,885
Federal Home Loan Mortgage Corp., Series K049, Class X3, 1.55%, 10/25/43 (b),(c),(e)	831,000	50,870
Federal Home Loan Mortgage Corp., Series K086, Class X3, 2.30%, 11/25/46 (b),(c),(e)	6,271,000	924,296
Federal Home Loan Mortgage Corp., Series K095, Class X3, 2.10%, 08/25/47 (b),(c),(e)	4,356,000	638,630
Federal Home Loan Mortgage Corp., Series KG01, Class X3, 3.12%, 05/25/29 (b),(c),(e)	1,961,000	415,676
Federal Home Loan Mortgage Corp., Series KS11, Class XFX, 1.60%, 06/25/29 (b),(c),(e)	9,694,000	1,032,104
Federal Home Loan Mortgage Corp., Series KW01, Class X3, 4.09%, 03/25/29 (b),(e)	9,077,000	1,532,510
Federal Home Loan Mortgage Corp., Series KW09, Class X3, 3.01%, 06/25/29 (b),(c),(e)	2,231,000	447,468
Federal Home Loan Mortgage Corp., Series KW10, Class X3, 2.72%, 10/25/32 (b),(c),(e)	2,765,000	518,997
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.46%, 10/10/32 (a),(b),(c),(e)	35,804,000	214,538
GS Mortgage Securities Corp. Trust, Series 2014-GC20, Class XA, 1.01%, 04/10/47 (b),(c),(e)	4,255,018	104,116
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class XCP, 0.00%, 01/15/25 (a),(b),(c),(e)	92,471,000	1,591
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (a),(b),(c),(e)	19,594,000	2,087

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $6,626,495)		6,549,975

COLLATERALIZED DEBT OBLIGATIONS — 1.3%
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 0.63%, 05/21/42 (a),(b),(c)	6,124,082	3,564,056
Series 2007-2A, Class E, 3 mo. USD LIBOR + .50%, 0.68%, 05/21/42 (a),(b),(c),(f)	5,914,294	15,703
Series 2007-2A, Class F, 3 mo. USD LIBOR + .60%, 0.78%, 05/21/42 (a),(b),(c),(f)	8,082,096	21,458

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $4,518,722)		3,601,217

BANK LOAN — 8.5%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 4.21%, 03/29/24 (b)	25,334,075	22,511,099

TOTAL BANK LOAN (COST $22,897,121)		22,511,099

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value
HIGH YIELD BONDS & NOTES — 0.1%
ESH Hospitality, Inc., 4.63%, 10/01/27 (a),(c)	$154,000	$162,347

TOTAL HIGH YIELD BONDS & NOTES (COST $152,725)		162,347

TOTAL LONG-TERM INVESTMENTS (COST $250,438,919)		234,269,997

TOTAL INVESTMENTS IN SECURITIES — 88.4% (COST $250,438,919)		234,269,997

Other Assets and Liabilities (g) — 11.6%		30,644,964

Net Assets — 100.0%		$264,914,961

Footnote Legend:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration. At March 31, 2021, the total value of Rule 144A securities was $158,569,689, representing 67.69% of the Fund’s net assets. Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities are typically sold in Rule 144A offerings.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2021.

(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(e)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(g)	Assets, other than investments in securities, less liabilities other than securities sold short.
(h)	Security is a mortgage-backed securities (“MBS”) collateralized by properties owned by investment vehicles that are advised by an affiliate of the Investment Manager.

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2021

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,353,929	EUR	16,768,000	Citibank, N.A.	05/17/21	$625,455
USD	3,463,134	EUR	2,946,000	Citibank, N.A.	04/06/21	132
USD	2,339,384	GBP	1,767,000	Citibank, N.A.	05/20/21	(98,947)
USD	3,444,730	EUR	2,826,000	Citibank, N.A.	05/11/21	120,232

Total Forward Foreign Currency Exchange Contracts Outstanding						$646,872

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2021

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA. 1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	3,998,757 USD	$(345,698)	$(634,831)	$289,133
CMBX.NA.AA. 1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	284,953 USD	(24,635)	(35,621)	10,986

Total OTC Credit Default Swaps on Index (Sell Protection)							$(370,333)	$(670,452)	$300,119

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)

The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2021

Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3M Libor	1.66%	3M	06/17/2025	Citibank, N.A.	10,000,000 USD	$(393,958)	$—	$(393,958)
Receives	3M Libor	2.35%	3M	11/8/2024	Citibank, N.A.	3,000,000 USD	(208,208)	—	(208,208)
Receives	3M Libor	2.37%	3M	11/1/2024	Citibank, N.A.	4,000,000 USD	(281,322)	—	(281,322)
Receives	3M Libor	2.42%	3M	10/24/2024	Citibank, N.A.	2,000,000 USD	(145,501)	—	(145,501)
Receives	3M Libor	2.72%	3M	09/8/2028	Citibank, N.A.	1,000,000 USD	(90,007)	—	(90,007)
Receives	3M Libor	2.86%	3M	02/24/2023	Citibank, N.A.	15,000,000 USD	(778,676)	—	(778,676)
Receives	3M Libor	3.01%	3M	03/14/2023	Citibank, N.A.	100,000,000 USD	(5,442,963)	—	(5,442,963)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(7,340,635)	$—	$(7,340,635)

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annually
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
Currency Legend
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments

For the Period Ended March 31, 2021 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

Plan of Liquidation

After careful consideration and on the recommendation of the Investment Manager, the Board approved the liquidation, dissolution and termination (the “Dissolution”) of the Feeder Fund I, Feeder Fund II and the Consolidated Master Fund.

Effective July 13, 2020, the Feeder Funds suspended offers and sales of Shares, terminated their distribution reinvestment plans and do not expect to continue to offer to repurchase a portion of the Shares from shareholders, but will make periodic distributions to their shareholders consisting of liquidation proceeds in exchange for the redemption of a corresponding number of shares.

The Investment Manager has waived its management and incentive fees from November 1, 2020 through the remaining life of the Funds. Effective the same date, the Board and the Investment Manager terminated the Expense Limitation and Reimbursement Agreement with the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments are reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund is presented as consolidated with the Subsidiary, Accordingly, the Consolidated Schedule of Investments include the assets and liabilities and the results of operations of the Master Fund and the Subsidiary listed above. All intercompany balances have been eliminated.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended March 31, 2021 (Unaudited)

Valuation Policy

The Consolidated Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) at fair value. Market quotations can be obtained from third party pricing service providers or, if not available from pricing service providers, from broker-dealers. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Consolidated Master Fund for all investments. The Investment Manager will use commercially reasonable efforts to obtain two or more reliable quotations for each investment (where such asset type has multiple pre-approved pricing sources), and in connection therewith, will generally value such investments based on the average of the quotations obtained. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, pursuant to procedures adopted by the Board and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Consolidated Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

COVID-19 and Global Economic and Market Conditions

The ongoing novel coronavirus (“COVID19”) pandemic and restrictions on certain non-essential businesses have caused disruption in the U.S. and global economies. Although an economic recovery is partially underway, it continues to be gradual, uneven, and characterized by meaningful dispersion across sectors and regions. The estimates and assumptions underlying these Consolidated Schedule of Investments are based on the information available as of March 31, 2021 for the current period. The estimates and assumptions include judgments about the financial markets and economic conditions which have changed, and may continue to change, over time.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and establishes disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that the Consolidated Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Manager’s own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended March 31, 2021 (Unaudited)

3. Fair Value Measurement

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at March 31, 2021:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$190,199,783	$—	$190,199,783
Residential Mortgage-Backed Securities	—	11,245,576	—	11,245,576
Interest Only Commercial Mortgage-Backed Securities	—	6,549,975	—	6,549,975
Collateralized Debt Obligations	—	3,601,217	—	3,601,217
Bank Loan	—	22,511,099	—	22,511,099
High Yield Bonds & Notes	—	162,347	—	162,347
Total Investments in Securities	$—	$234,269,997	$—	$234,269,997
Forward Foreign Currency Exchange Contracts(a)	—	745,819	—	745,819
Total Assets	$—	$235,015,816	$—	$235,015,816

Liability Description:	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts(a)	$—	$98,947	$—	$98,947
Credit Default Swap Contracts	—	370,333	—	370,333
Interest Rate Swap Contracts	—	7,340,635	—	7,340,635
Total Liabilities	$—	$7,809,915	$—	$7,809,915

(a)	Represents unrealized appreciation (depreciation).

4. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.